Offerings	Feb. 26, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Common stock, par value $0.00001 per share
Amount Registered | shares	3,420,067
Proposed Maximum Offering Price per Unit	69.46
Maximum Aggregate Offering Price	$ 237,557,853.82
Fee Rate	0.01381%
Amount of Registration Fee	$ 32,806.74
Offering Note	Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the "Securities Act"), this Registration Statement on Form S-8 shall be deemed to cover any additional shares of common stock, par value $0.00001 per share (the "Common Stock"), of Apogee Therapeutics, Inc. that may be issued pursuant to the Apogee Therapeutics, Inc. 2023 Equity Incentive Plan (the "2023 Plan") and the Apogee Therapeutics, Inc. 2023 Employee Stock Purchase Plan (the "2023 ESPP") as a result of any stock dividend, stock split, recapitalization or other similar transaction, and any other securities with respect to which the outstanding shares are converted or exchanged. Represents 3,420,067 shares of Common Stock reserved for issuance under the 2023 Plan. With respect to the Common Stock being registered under the 2023 Plan, the proposed maximum offering price is estimated solely for the purpose of calculating the registration fee pursuant to Rules 457(c) and (h) of the Securities Act, and is based on the average of the high and low sale prices of the Common Stock, as quoted on the Nasdaq Stock Market, on February 23, 2026.
Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Common stock, par value $0.00001 per share
Amount Registered | shares	684,013
Proposed Maximum Offering Price per Unit	59.04
Maximum Aggregate Offering Price	$ 40,384,127.52
Fee Rate	0.01381%
Amount of Registration Fee	$ 5,577.05
Offering Note	Pursuant to Rule 416(a) under the Securities Act, this Registration Statement on Form S-8 shall be deemed to cover any additional shares of Common Stock of Apogee Therapeutics, Inc. that may be issued pursuant to the 2023 Plan and the 2023 ESPP as a result of any stock dividend, stock split, recapitalization or other similar transaction, and any other securities with respect to which the outstanding shares are converted or exchanged. Represents 684,013 shares of Common Stock reserved for issuance under the 2023 ESPP. With respect to the Common Stock being registered under the 2023 ESPP, the proposed maximum offering price is estimated solely for the purpose of calculating the registration fee pursuant to Rules 457(c) and (h) of the Securities Act, and is based on 85% of the average of the high and low sale prices of the Common Stock, as quoted on the Nasdaq Stock Market, on February 23, 2026.